UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2013

Columbia Real Estate Equity Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Table of Contents

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	24
Board Consideration and Approval of Advisory Agreement	30
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Real Estate Equity Fund (the Fund) Class A shares returned 4.30% excluding sales charges for the six-month period that ended June 30, 2013.

>  The Fund underperformed its benchmark, the FTSE NAREIT Equity REITs Index, which returned 6.49% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		4.30	6.28	6.85	9.67
Including sales charges		-1.72	0.18	5.59	9.02
Class B	11/01/02
Excluding sales charges		3.89	5.46	6.05	8.85
Including sales charges		-1.11	0.46	5.73	8.85
Class C*	10/13/03
Excluding sales charges		3.90	5.39	6.05	8.84
Including sales charges		2.90	4.39	6.05	8.84
Class I*	09/27/10	4.55	6.77	7.25	10.01
Class K* (formerly Class R4)	03/07/11	4.39	6.39	7.00	9.83
Class R*	09/27/10	4.17	6.01	6.46	9.20
Class R4*	11/08/12	4.45	6.49	7.11	9.94
Class R5*	03/07/11	4.47	6.40	7.16	9.96
Class W*	09/27/10	4.30	6.27	6.89	9.72
Class Z	04/01/94	4.43	6.47	7.10	9.94
FTSE NAREIT Equity REITs Index		6.49	9.42	7.57	10.88

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The FTSE NAREIT Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Simon Property Group, Inc.	12.8
ProLogis, Inc.	6.7
Equity Residential	4.7
Host Hotels & Resorts, Inc.	4.6
AvalonBay Communities, Inc.	4.5
Ventas, Inc.	4.3
Alexandria Real Estate Equities, Inc.	4.2
General Growth Properties, Inc.	3.9
Vornado Realty Trust	3.8
HCP, Inc.	3.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	98.5
Real Estate Investment Trusts	98.5
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Arthur Hurley, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,043.00	1,018.24	6.41	6.33	1.28
Class B	1,000.00	1,000.00	1,038.90	1,014.57	10.15	10.03	2.03
Class C	1,000.00	1,000.00	1,039.00	1,014.57	10.15	10.03	2.03
Class I	1,000.00	1,000.00	1,045.50	1,020.60	4.01	3.96	0.80
Class K	1,000.00	1,000.00	1,043.90	1,019.13	5.51	5.45	1.10
Class R	1,000.00	1,000.00	1,041.70	1,017.02	7.66	7.57	1.53
Class R4	1,000.00	1,000.00	1,044.50	1,019.86	4.76	4.71	0.95
Class R5	1,000.00	1,000.00	1,044.70	1,020.40	4.21	4.16	0.84
Class W	1,000.00	1,000.00	1,043.00	1,018.24	6.41	6.33	1.28
Class Z	1,000.00	1,000.00	1,044.30	1,019.47	5.16	5.10	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013

Columbia Real Estate Equity Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.2%

Issuer	Shares	Value ($)
Financials 98.2%
Real Estate Investment Trusts (REITs) 98.2%
Alexandria Real Estate Equities, Inc.	366,300	24,073,236
American Campus Communities, Inc.	169,389	6,887,357
American Residential Properties, Inc.(a)	89,100	1,532,520
American Tower Corp.	57,900	4,236,543
AvalonBay Communities, Inc.	192,679	25,994,324
Brandywine Realty Trust	588,300	7,953,816
CBL & Associates Properties, Inc.	458,844	9,828,438
Colony Financial, Inc.	94,700	1,883,583
Coresite Realty Corp.	121,900	3,877,639
Corporate Office Properties Trust	577,500	14,726,250
CubeSmart	941,970	15,052,681
DDR Corp.	606,572	10,099,424
Digital Realty Trust, Inc.	238,700	14,560,700
Douglas Emmett, Inc.	833,400	20,793,330
Education Realty Trust, Inc.	315,800	3,230,634
Equity Residential	464,174	26,949,942
Essex Property Trust, Inc.	63,200	10,043,744
Federal Realty Investment Trust	78,300	8,118,144
First Potomac Realty Trust	317,540	4,147,072
General Growth Properties, Inc.	1,121,600	22,286,192
Glimcher Realty Trust	702,700	7,673,484
HCP, Inc.	466,609	21,202,713
Health Care REIT, Inc.	274,600	18,406,438
Home Properties, Inc.	228,600	14,943,582
Host Hotels & Resorts, Inc.	1,585,956	26,755,078
Kimco Realty Corp.	237,300	5,085,339

Common Stocks (continued)

Issuer	Shares	Value ($)
LaSalle Hotel Properties	271,135	6,697,034
Lexington Realty Trust	997,984	11,656,453
Post Properties, Inc.	301,678	14,930,044
ProLogis, Inc.	1,019,969	38,473,231
Public Storage	130,059	19,941,946
RLJ Lodging Trust	271,200	6,099,288
Simon Property Group, Inc.	465,254	73,472,912
Strategic Hotels & Resorts, Inc.(a)	374,900	3,321,614
Sunstone Hotel Investors, Inc.(a)	501,200	6,054,496
Tanger Factory Outlet Centers	260,500	8,716,330
Ventas, Inc.	355,674	24,705,116
Vornado Realty Trust	264,200	21,888,970
Weingarten Realty Investors	307,602	9,464,914
Total		575,764,551
Total Financials		575,764,551
Total Common Stocks (Cost: $444,706,431)		575,764,551
Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.106%(b)(c)	8,617,155	8,617,155
Total Money Market Funds (Cost: $8,617,155)		8,617,155
Total Investments (Cost: $453,323,586)		584,381,706
Other Assets & Liabilities, Net		1,917,550
Net Assets		586,299,256

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,179,641	66,315,179	(59,877,665)	—	8,617,155	2,359	8,617,155

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	575,764,551	—	—	575,764,551
Total Equity Securities	575,764,551	—	—	575,764,551
Other
Money Market Funds	8,617,155	—	—	8,617,155
Total Other	8,617,155	—	—	8,617,155
Total	584,381,706	—	—	584,381,706

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $444,706,431)	$575,764,551
Affiliated issuers (identified cost $8,617,155)	8,617,155
Total investments (identified cost $453,323,586)	584,381,706
Receivable for:
Capital shares sold	378,674
Dividends	2,114,607
Reclaims	56,635
Trustees' deferred compensation plan	40,630
Total assets	586,972,252
Liabilities
Payable for:
Capital shares purchased	444,556
Investment management fees	11,158
Distribution and/or service fees	1,739
Transfer agent fees	89,198
Administration fees	958
Plan administration fees	33
Compensation of board members	7,830
Chief compliance officer expenses	116
Expense reimbursement due to Investment Manager	7
Other expenses	76,771
Trustees' deferred compensation plan	40,630
Total liabilities	672,996
Net assets applicable to outstanding capital stock	$586,299,256
Represented by
Paid-in capital	$463,227,339
Undistributed net investment income	1,664,101
Accumulated net realized loss	(9,639,924)
Unrealized appreciation (depreciation) on:
Investments	131,058,120
Foreign currency translations	(10,380)
Total — representing net assets applicable to outstanding capital stock	$586,299,256

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class A
Net assets	$115,682,775
Shares outstanding	7,845,142
Net asset value per share	$14.75
Maximum offering price per share(a)	$15.65
Class B
Net assets	$5,124,448
Shares outstanding	346,765
Net asset value per share	$14.78
Class C
Net assets	$21,984,059
Shares outstanding	1,491,169
Net asset value per share	$14.74
Class I
Net assets	$72,680,964
Shares outstanding	4,914,828
Net asset value per share	$14.79
Class K
Net assets	$77,061
Shares outstanding	5,213
Net asset value per share	$14.78
Class R
Net assets	$8,324,786
Shares outstanding	564,945
Net asset value per share	$14.74
Class R4
Net assets	$5,000
Shares outstanding	334
Net asset value per share(b)	$14.96
Class R5
Net assets	$906,182
Shares outstanding	61,482
Net asset value per share	$14.74
Class W
Net assets	$11,342,450
Shares outstanding	768,626
Net asset value per share	$14.76
Class Z
Net assets	$350,171,531
Shares outstanding	23,713,356
Net asset value per share	$14.77

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,241,307
Dividends — affiliated issuers	2,359
Total income	10,243,666
Expenses:
Investment management fees	2,151,051
Distribution and/or service fees
Class A	147,232
Class B	26,747
Class C	107,836
Class R	17,763
Class W	12,657
Transfer agent fees
Class A	132,780
Class B	6,030
Class C	24,313
Class K	19
Class R	8,010
Class R4	3
Class R5	38
Class W	11,414
Class Z	436,577
Administration fees	183,721
Plan administration fees
Class K	97
Compensation of board members	17,351
Custodian fees	4,348
Printing and postage fees	54,937
Registration fees	56,864
Professional fees	21,812
Chief compliance officer expenses	247
Other	15,102
Total expenses	3,436,949
Expense reductions	(3,165)
Total net expenses	3,433,784
Net investment income	6,809,882
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	36,250,037
Net realized gain	36,250,037
Net change in unrealized appreciation (depreciation) on:
Investments	(15,267,611)
Foreign currency translations	(4,661)
Net change in unrealized appreciation (depreciation)	(15,272,272)
Net realized and unrealized gain	20,977,765
Net increase in net assets resulting from operations	$27,787,647

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$6,809,882	$9,526,480
Net realized gain	36,250,037	37,701,522
Net change in unrealized appreciation (depreciation)	(15,272,272)	37,384,761
Net increase in net assets resulting from operations	27,787,647	84,612,763
Distributions to shareholders
Net investment income
Class A	(889,733)	(1,636,170)
Class B	(19,660)	(49,027)
Class C	(83,077)	(159,752)
Class I	(736,699)	(1,241,379)
Class K(a)	(660)	(1,266)
Class R	(49,892)	(72,709)
Class R4(b)	(39)	(7)
Class R5	(5,798)	(39,462)
Class W	(82,679)	(134,660)
Class Z	(3,227,193)	(6,390,691)
Net realized gains
Class A	(754,674)	(1,990,794)
Class B	(33,557)	(96,113)
Class C	(143,318)	(373,543)
Class I	(470,855)	(1,127,169)
Class K(a)	(502)	(1,307)
Class R	(54,045)	(107,507)
Class R4(b)	(32)	(45)
Class R5	(5,891)	(643)
Class W	(73,417)	(164,986)
Class Z	(2,281,100)	(6,803,625)
Total distributions to shareholders	(8,912,821)	(20,390,855)
Increase (decrease) in net assets from capital stock activity	(41,224,119)	36,019,833
Redemption fees	—	60,080
Total increase (decrease) in net assets	(22,349,293)	100,301,821
Net assets at beginning of period	608,648,549	508,346,728
Net assets at end of period	$586,299,256	$608,648,549
Undistributed (excess of distributions over) net investment income	$1,664,101	$(50,351)

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b) For the period from November 8, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	982,773	15,054,949	1,749,453	24,910,747
Distributions reinvested	107,703	1,544,226	242,678	3,407,604
Redemptions	(1,079,151)	(16,761,715)	(1,989,024)	(27,678,129)
Net increase	11,325	(162,540)	3,107	640,222
Class B shares
Subscriptions	29,456	448,103	34,109	486,666
Distributions reinvested	3,621	51,710	9,932	139,758
Redemptions(a)	(57,777)	(876,617)	(244,866)	(3,474,903)
Net decrease	(24,700)	(376,804)	(200,825)	(2,848,479)
Class C shares
Subscriptions	229,065	3,538,790	449,010	6,214,397
Distributions reinvested	12,697	180,899	29,032	408,023
Redemptions	(214,777)	(3,252,132)	(575,582)	(7,958,590)
Net increase (decrease)	26,985	467,557	(97,540)	(1,336,170)
Class I shares
Subscriptions	379,116	5,743,610	774,657	10,840,434
Distributions reinvested	83,717	1,207,080	168,308	2,367,523
Redemptions	(426,580)	(6,928,394)	(1,450,628)	(20,304,256)
Net increase (decrease)	36,253	22,296	(507,663)	(7,096,299)
Class K shares(b)
Distributions reinvested	51	736	116	1,630
Redemptions	—	—	(828)	(11,918)
Net increase (decrease)	51	736	(712)	(10,288)
Class R shares
Subscriptions	209,739	3,149,930	305,703	4,220,892
Distributions reinvested	4,967	70,914	7,504	105,381
Redemptions	(77,387)	(1,157,345)	(359,265)	(4,883,339)
Net increase (decrease)	137,319	2,063,499	(46,058)	(557,066)
Class R4 shares(c)
Subscriptions	157	2,580	175	2,500
Distributions reinvested	2	29	—	—
Net increase	159	2,609	175	2,500
Class R5 shares
Subscriptions	58,115	893,312	—	—
Distributions reinvested	820	11,642	88	1,229
Redemptions	(13)	(197)	(269,956)	(4,054,463)
Net increase (decrease)	58,922	904,757	(269,868)	(4,053,234)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	171,263	2,616,549	774,760	10,741,486
Distributions reinvested	10,882	156,001	21,306	299,432
Redemptions	(70,312)	(1,073,043)	(139,727)	(1,975,283)
Net increase	111,833	1,699,507	656,339	9,065,635
Class Z shares
Subscriptions	3,042,075	46,184,202	10,357,301	149,050,712
Distributions reinvested	210,836	3,032,789	515,196	7,239,677
Redemptions	(6,260,906)	(95,062,727)	(8,070,651)	(114,077,377)
Net increase (decrease)	(3,007,995)	(45,845,736)	2,801,846	42,213,012
Total net increase (decrease)	(2,649,848)	(41,224,119)	2,338,801	36,019,833

(a) Includes conversions of Class B shares to Class A shares, if any.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c) For the period from November 8, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,								Year Ended August 31,
Class A	(Unaudited)		2012		2011		2010		2009(a)		2009		2008
Per share data
Net asset value, beginning of period	$14.35		$12.69		$12.41		$10.07		$9.11		$13.85		$20.72
Income from investment operations:
Net investment income	0.15		0.21		0.18		0.12		0.06		0.22		0.29
Net realized and unrealized gain (loss)	0.46		1.92		0.59		2.48		1.10		(4.46)		(1.10)
Total from investment operations	0.61		2.13		0.77		2.60		1.16		(4.24)		(0.81)
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.19)		(0.26)		(0.12)		(0.33)		(0.16)
Net realized gains	(0.10)		(0.26)		(0.32)		—		—		—		(5.90)
Tax return of capital	—		—		—		—		(0.08)		(0.17)		—
Total distributions to shareholders	(0.21)		(0.47)		(0.51)		(0.26)		(0.20)		(0.50)		(6.06)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—		—
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(b)	0.02		—		—		—		—
Net asset value, end of period	$14.75		$14.35		$12.69		$12.41		$10.07		$9.11		$13.85
Total return	4.30%		16.92%		6.59%		26.04	%(c)	12.86%		(29.89%)		(5.46%)
Ratios to average net assets(d)
Total gross expenses	1.28	%(e)	1.31	%(f)	1.26%		1.27	%(f)	1.39	%(e)	1.31%		1.28	%(f)
Total net expenses(g)	1.28	%(e)(h)	1.30	%(f)(h)	1.24	%(h)	1.27	%(f)(h)	1.39	%(e)(h)	1.31	%(h)	1.28	%(f)(h)
Net investment income	2.04	%(e)	1.49%		1.44%		1.04%		1.99	%(e)	2.69%		1.93%
Supplemental data
Net assets, end of period (in thousands)	$115,683		$112,410		$99,335		$27,511		$18,245		$17,114		$22,321
Portfolio turnover	41%		65%		72%		108%		32%		110%		78%

Notes to Financial Highlights

(a)  For the period from September 1, 2009 to December 31, 2009. During the period, the Fund's fiscal year end was changed from August 31 to December 31.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,								Year Ended August 31,
Class B	(Unaudited)		2012		2011		2010		2009(a)		2009		2008
Per share data
Net asset value, beginning of period	$14.38		$12.71		$12.43		$10.09		$9.12		$13.85		$20.76
Income from investment operations:
Net investment income	0.10		0.10		0.08		0.02		0.04		0.16		0.20
Net realized and unrealized gain (loss)	0.45		1.94		0.58		2.50		1.10		(4.46)		(1.14)
Total from investment operations	0.55		2.04		0.66		2.52		1.14		(4.30)		(0.94)
Less distributions to shareholders:
Net investment income	(0.05)		(0.11)		(0.09)		(0.18)		(0.09)		(0.26)		(0.07)
Net realized gains	(0.10)		(0.26)		(0.32)		—		—		—		(5.90)
Tax return of capital	—		—		—		—		(0.08)		(0.17)		—
Total distributions to shareholders	(0.15)		(0.37)		(0.41)		(0.18)		(0.17)		(0.43)		(5.97)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—		—
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(b)	0.03		—		—		—		—
Net asset value, end of period	$14.78		$14.38		$12.71		$12.43		$10.09		$9.12		$13.85
Total return	3.89%		16.10%		5.76%		25.07	%(c)	12.57%		(30.38%)		(6.21%)
Ratios to average net assets(d)
Total gross expenses	2.03	%(e)	2.05	%(f)	2.02%		2.02	%(f)	2.14	%(e)	2.06%		2.03	%(f)
Total net expenses(g)	2.03	%(e)(h)	2.05	%(f)(h)	2.01	%(h)	2.02	%(f)(h)	2.14	%(e)(h)	2.06	%(h)	2.03	%(f)(h)
Net investment income	1.27	%(e)	0.68%		0.61%		0.21%		1.22	%(e)	1.96%		1.30%
Supplemental data
Net assets, end of period (in thousands)	$5,124		$5,341		$7,274		$2,986		$3,348		$3,356		$7,123
Portfolio turnover	41%		65%		72%		108%		32%		110%		78%

Notes to Financial Highlights

(a)  For the period from September 1, 2009 to December 31, 2009. During the period, the Fund's fiscal year end was changed from August 31 to December 31.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,								Year Ended August 31,
Class C	(Unaudited)		2012		2011		2010		2009(a)		2009		2008
Per share data
Net asset value, beginning of period	$14.34		$12.68		$12.40		$10.07		$9.10		$13.82		$20.72
Income from investment operations:
Net investment income	0.10		0.10		0.08		0.03		0.04		0.16		0.19
Net realized and unrealized gain (loss)	0.45		1.93		0.59		2.48		1.10		(4.45)		(1.12)
Total from investment operations	0.55		2.03		0.67		2.51		1.14		(4.29)		(0.93)
Less distributions to shareholders:
Net investment income	(0.05)		(0.11)		(0.09)		(0.18)		(0.09)		(0.26)		(0.07)
Net realized gains	(0.10)		(0.26)		(0.32)		—		—		—		(5.90)
Tax return of capital	—		—		—		—		(0.08)		(0.17)		—
Total distributions to shareholders	(0.15)		(0.37)		(0.41)		(0.18)		(0.17)		(0.43)		(5.97)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—		—
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(b)	0.02		—		—		—		—
Net asset value, end of period	$14.74		$14.34		$12.68		$12.40		$10.07		$9.10		$13.82
Total return	3.90%		16.06%		5.77%		25.02	%(c)	12.60%		(30.37%)		(6.18%)
Ratios to average net assets(d)
Total gross expenses	2.03	%(e)	2.06	%(f)	2.01%		2.02	%(f)	2.14	%(e)	2.06%		2.03	%(f)
Total net expenses(g)	2.03	%(e)(h)	2.05	%(f)(h)	2.00	%(h)	2.02	%(f)(h)	2.14	%(e)(h)	2.06	%(h)	2.03	%(f)(h)
Net investment income	1.30	%(e)	0.72%		0.67%		0.28%		1.37	%(e)	1.95%		1.26%
Supplemental data
Net assets, end of period (in thousands)	$21,984		$21,001		$19,802		$6,900		$4,777		$3,553		$6,462
Portfolio turnover	41%		65%		72%		108%		32%		110%		78%

Notes to Financial Highlights

(a)  For the period from September 1, 2009 to December 31, 2009. During the period, the Fund's fiscal year end was changed from August 31 to December 31.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class I	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.39		$12.72		$12.42		$11.77
Income from investment operations:
Net investment income	0.19		0.27		0.21		0.07
Net realized and unrealized gain	0.46		1.93		0.62		0.70
Total from investment operations	0.65		2.20		0.83		0.77
Less distributions to shareholders:
Net investment income	(0.15)		(0.27)		(0.24)		(0.12)
Net realized gains	(0.10)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.25)		(0.53)		(0.56)		(0.12)
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(b)	0.03		—
Net asset value, end of period	$14.79		$14.39		$12.72		$12.42
Total return	4.55%		17.48%		7.19%		6.52	%(c)
Ratios to average net assets(d)
Total gross expenses	0.80	%(e)	0.84	%(f)	0.80%		0.96	%(e)(f)
Total net expenses(g)	0.80	%(e)	0.84	%(f)	0.80	%(h)	0.96	%(e)(f)(h)
Net investment income	2.52	%(e)	1.95%		1.65%		2.34	%(e)
Supplemental data
Net assets, end of period (in thousands)	$72,681		$70,213		$68,508		$35,388
Portfolio turnover	41%		65%		72%		108%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class K(a)	(Unaudited)		2012		2011(b)
Per share data
Net asset value, beginning of period	$14.38		$12.72		$12.73
Income from investment operations:
Net investment income	0.17		0.23		0.18
Net realized and unrealized gain	0.45		1.93		0.31
Total from investment operations	0.62		2.16		0.49
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.20)
Net realized gains	(0.10)		(0.26)		(0.32)
Total distributions to shareholders	(0.22)		(0.50)		(0.52)
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(c)	0.02
Net asset value, end of period	$14.78		$14.38		$12.72
Total return	4.39%		17.09%		4.24%
Ratios to average net assets(d)
Total gross expenses	1.10	%(e)	1.13	%(f)	1.12	%(e)
Total net expenses(g)	1.10	%(e)	1.13	%(f)	1.12	%(e)(h)
Net investment income	2.22	%(e)	1.64%		1.66	%(e)
Supplemental data
Net assets, end of period (in thousands)	$77		$74		$75
Portfolio turnover	41%		65%		72%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from March 7, 2011 (commencement of operations) to December 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class R	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.34		$12.67		$12.40		$11.75
Income from investment operations:
Net investment income (loss)	0.14		0.17		0.16		(0.07)
Net realized and unrealized gain	0.45		1.94		0.56		0.82
Total from investment operations	0.59		2.11		0.72		0.75
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.16)		(0.10)
Net realized gains	(0.10)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.19)		(0.44)		(0.48)		(0.10)
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(b)	0.03		—
Net asset value, end of period	$14.74		$14.34		$12.67		$12.40
Total return	4.17%		16.74%		6.25%		6.36	%(c)
Ratios to average net assets(d)
Total gross expenses	1.53	%(e)	1.55	%(f)	1.51%		1.76	%(e)(f)
Total net expenses(g)	1.53	%(e)(h)	1.55	%(f)(h)	1.49	%(h)	1.76	%(e)(f)(h)
Net investment income (loss)	1.89	%(e)	1.20%		1.29%		(2.20	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$8,325		$6,131		$6,004		$3
Portfolio turnover	41%		65%		72%		108%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

Class R4	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$14.56		$14.28
Income from investment operations:
Net investment income	0.20		(0.00	)(b)
Net realized and unrealized gain	0.44		0.58
Total from investment operations	0.64		0.58
Less distributions to shareholders:
Net investment income	(0.14)		(0.04)
Net realized gains	(0.10)		(0.26)
Total distributions to shareholders	(0.24)		(0.30)
Net asset value, end of period	$14.96		$14.56
Total return	4.45%		4.08%
Ratios to average net assets(c)
Total gross expenses	0.95	%(d)	1.07	%(d)(e)
Total net expenses(f)	0.95	%(d)(g)	1.07	%(d)(e)
Net investment income (loss)	2.63	%(d)	(0.01	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$5		$3
Portfolio turnover	41%		65%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to December 31, 2012.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class R5	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.35		$12.71		$12.73
Income from investment operations:
Net investment income	0.37		0.21		0.21
Net realized and unrealized gain	0.26		1.96		0.31
Total from investment operations	0.63		2.17		0.52
Less distributions to shareholders:
Net investment income	(0.14)		(0.27)		(0.24)
Net realized gains	(0.10)		(0.26)		(0.32)
Total distributions to shareholders	(0.24)		(0.53)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(b)	0.02
Net asset value, end of period	$14.74		$14.35		$12.71
Total return	4.47%		17.24%		4.47%
Ratios to average net assets(c)
Total gross expenses	0.84	%(d)	0.84	%(e)	0.79	%(d)
Total net expenses(f)	0.84	%(d)	0.84	%(e)	0.79	%(d)(g)
Net investment income	5.16	%(d)	1.52%		1.99	%(d)
Supplemental data
Net assets, end of period (in thousands)	$906		$37		$3,463
Portfolio turnover	41%		65%		72%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to December 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class W	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.36		$12.69		$12.41		$11.75
Income from investment operations:
Net investment income (loss)	0.16		0.24		0.18		(0.05)
Net realized and unrealized gain	0.45		1.90		0.59		0.81
Total from investment operations	0.61		2.14		0.77		0.76
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.19)		(0.10)
Net realized gains	(0.10)		(0.26)		(0.32)		—
Total distributions to shareholders	(0.21)		(0.47)		(0.51)		(0.10)
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(b)	0.02		—
Net asset value, end of period	$14.76		$14.36		$12.69		$12.41
Total return	4.30%		17.00%		6.58%		6.51	%(c)
Ratios to average net assets(d)
Total gross expenses	1.28	%(e)	1.32	%(f)	1.27%		1.22	%(e)(f)
Total net expenses(g)	1.28	%(e)(h)	1.31	%(f)(h)	1.24	%(h)	1.22	%(e)(f)(h)
Net investment income (loss)	2.11	%(e)	1.69%		1.41%		(1.64	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$11,342		$9,432		$6		$3
Portfolio turnover	41%		65%		72%		108%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,								Year Ended August 31,
Class Z	(Unaudited)		2012		2011		2010		2009(a)		2009		2008
Per share data
Net asset value, beginning of period	$14.37		$12.70		$12.43		$10.09		$9.13		$13.88		$20.74
Income from investment operations:
Net investment income	0.17		0.25		0.19		0.14		0.07		0.24		0.33
Net realized and unrealized gain (loss)	0.46		1.93		0.60		2.49		1.10		(4.47)		(1.10)
Total from investment operations	0.63		2.18		0.79		2.63		1.17		(4.23)		(0.77)
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.22)		(0.29)		(0.13)		(0.35)		(0.19)
Net realized gains	(0.10)		(0.26)		(0.32)		—		—		—		(5.90)
Tax return of capital	—		—		—		—		(0.08)		(0.17)		—
Total distributions to shareholders	(0.23)		(0.51)		(0.54)		(0.29)		(0.21)		(0.52)		(6.09)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		—		—
Redemption fees:
Redemption fees added to paid-in capital	—		0.00	(b)	0.02		—		—		—		—
Net asset value, end of period	$14.77		$14.37		$12.70		$12.43		$10.09		$9.13		$13.88
Total return	4.43%		17.28%		6.73%		26.29	%(c)	12.97%		(29.71%)		(5.21%)
Ratios to average net assets(d)
Total gross expenses	1.03	%(e)	1.06	%(f)	1.03%		1.02	%(f)	1.14	%(e)	1.06%		1.03	%(f)
Total net expenses(g)	1.03	%(e)(h)	1.05	%(f)(h)	1.01	%(h)	1.02	%(f)(h)	1.14	%(e)(h)	1.06	%(h)	1.03	%(f)(h)
Net investment income	2.23	%(e)	1.76%		1.52%		1.23%		2.28	%(e)	2.96%		2.17%
Supplemental data
Net assets, end of period (in thousands)	$350,172		$384,007		$303,881		$304,497		$273,528		$238,485		$282,293
Portfolio turnover	41%		65%		72%		108%		32%		110%		78%

Notes to Financial Highlights

(a)  For the period from September 1, 2009 to December 31, 2009. During the period, the Fund's fiscal year end was changed from August 31 to December 31.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Real Estate Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Please refer to the Fund's prospectus for more information on share class eligibility.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended June 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class R4	0.18
Class R5	0.05
Class W	0.23
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2013, these minimum account balance fees reduced total expenses by $3,165.

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2013, the Fund's total potential future obligation over the life of the Guaranty is $33,345. The liability remaining at June 30, 2013 for non-recurring charges associated with the lease amounted to $17,238 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $134,925 for Class A, $683 for Class B and $578 for Class C shares for the six months ended June 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class A	1.34%	1.38%
Class B	2.09	2.13
Class C	2.09	2.13
Class I	0.92	0.97
Class K	1.22	1.27
Class R	1.59	1.63
Class R4	1.09	1.13
Class R5	0.97	1.02
Class W	1.34	1.38
Class Z	1.09	1.13

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $453,324,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$133,572,000
Unrealized depreciation	(4,498,000)
Net unrealized appreciation	$129,074,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income

Semiannual Report 2013

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$21,403,060
2016	10,496,317
2017	11,163,075
Total	$43,062,452

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $253,953,282 and $303,550,144, respectively, for the six months ended June 30, 2013.

Note 6. Redemption Fees

The Fund assessed a 2.00% redemption fee on the proceeds from fund shares only to shareholders who received their Class Z shares pursuant to the reorganization of RiverSource LaSalle International Real Estate Fund and only if such shareholders redeemed such shares (by sale or exchange) on or before April 11, 2012.

The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Redemption fees received by the Fund for the year ended December 31, 2012 are disclosed in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 37.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 20.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Real Estate Sector Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Board Consideration and Approval of
Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Real Estate Equity Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013

Columbia Real Estate Equity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the fifty-second, seventy-third and forty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2013

Columbia Real Estate Equity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013

Columbia Real Estate Equity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Semiannual Report 2013

Columbia Real Estate Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Real Estate Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR212_12_C01_(08/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 15, 2013